Note 14 - Equity Incentive Plans (Detail) - The following table summarizes outstanding and exercisable options: (USD $)					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Exercise Price $4.57 - $5.00 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $4.57 - $5.00 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $4.57 - $5.00 [Member]	Dec. 31, 2012 Exercise Price $5.49 - $6.00 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $5.49 - $6.00 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $5.49 - $6.00 [Member]	Dec. 31, 2012 Exercise Price $6.06 - $7.08 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $6.06 - $7.08 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $6.06 - $7.08 [Member]	Dec. 31, 2012 Exercise Price $8.47 - $8.85 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $8.47 - $8.85 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $8.47 - $8.85 [Member]	Dec. 31, 2012 Exercise Price $9.00 - $9.20 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $9.00 - $9.20 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $9.00 - $9.20 [Member]	Dec. 31, 2012 Exercise Price $9.26 - $9.30 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $9.26 - $9.30 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $9.26 - $9.30 [Member]	Dec. 31, 2012 Exercise Price $9.91 - $13.98 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $9.91 - $13.98 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $9.91 - $13.98 [Member]	Dec. 31, 2012 Exercise Price $14.80 - $16.52 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $14.80 - $16.52 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price $14.80 - $16.52 [Member]	Dec. 31, 2012 Exercise Price $18.95 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price $18.95 [Member]	Dec. 31, 2012 Total [Member]
Exercise Price - Minimum					$ 4.57			$ 5.49			$ 6.06			$ 8.47			$ 9.00			$ 9.26			$ 9.91			$ 14.80			$ 18.95
Exercise Price - Maximum						$ 5.00			$ 6.00			$ 7.08			$ 8.85			$ 9.20			$ 9.30			$ 13.98			$ 16.52
Number Outstanding (in Shares)	2,261,217	2,198,075	2,023,641	1,597,030			1,136,984			105,000			108,830			117,941			232,000			403,354			74,108			59,000		24,000	2,261,217
Weighted- Average Years Remaining on Contractual Life					6 years 127 days	7 years 120 days		7 years 335 days	8 years 317 days		8 years 313 days	2 years 299 days		9 years 83 days	8 years 208 days		2 years 6 months	9 years 58 days		8 years 58 days	9 years 131 days		8 years 127 days	5 years		4 years 350 days	4 years 310 days		4 years 83 days
Weighted- Average Years Remaining on Contractual Life					6 years 127 days	7 years 120 days		7 years 335 days	8 years 317 days		8 years 313 days	2 years 299 days		9 years 83 days	8 years 208 days		2 years 6 months	9 years 58 days		8 years 58 days	9 years 131 days		8 years 127 days	5 years		4 years 350 days	4 years 310 days		4 years 83 days
Number Exercisable (in Shares)							1,062,444			63,333			61,125			45,050			217,556			271,217			74,108			59,000		24,000	1,877,833
Exercise Price - Minimum					$ 4.57	$ 5.00		$ 5.49	$ 6.00		$ 6.06	$ 7.08		$ 8.47	$ 8.85		$ 9.00	$ 9.20		$ 9.26	$ 9.30		$ 9.91	$ 13.98		$ 14.80	$ 16.52		$ 18.95
Exercise Price - Maximum					$ 4.57	$ 5.00		$ 5.49	$ 6.00		$ 6.06	$ 7.08		$ 8.47	$ 8.85		$ 9.00	$ 9.20		$ 9.26	$ 9.30		$ 9.91	$ 13.98		$ 14.80	$ 16.52		$ 18.95